CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [Abstract]
Disclosure of detailed information about cash and cash equivalents [Table Text Block]
As of December 31,	2024	2023
	$	$
Cash	6,740,232	3,750,507
Cash equivalents	7,462,085	22,220,754

TOTAL	14,202,317	25,971,261